Document and Entity Information	Feb. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001720580
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	Adicet Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38359
Entity Tax Identification Number	81-3305277
Entity Address, Address Line One	500 Boylston Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(857)
Local Phone Number	315-5528
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ACET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false